VIRTUS KAR SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—15.3%
Auto Trader Group plc	30,792,329	$ 208,033
Autohome, Inc. ADR	3,755,180	147,691
MediaAlpha, Inc. Class A(1)(2)	4,646,036	45,764
Rightmove plc	28,080,150	194,290
		595,778

Consumer Discretionary—13.8%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,617,241	38,488
Fox Factory Holding Corp.(1)(2)	2,827,978	227,765
Holley, Inc.(2)(3)	5,562,376	58,405
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	3,273,672	192,328
Olo, Inc. Class A(2)(3)	1,336,045	13,187
Revolve Group, Inc. Class A(2)	417,462	10,816
		540,989

Consumer Staples—4.6%
Chefs’ Warehouse, Inc. (The)(2)	1,561,995	60,746
Grocery Outlet Holding Corp.(2)	2,081,022	88,714
PriceSmart, Inc.	428,298	30,679
		180,139

Financials—29.1%
FactSet Research Systems, Inc.	295,708	113,720
Goosehead Insurance, Inc. Class A	894,329	40,844
Interactive Brokers Group, Inc. Class A	2,436,856	134,052
MarketAxess Holdings, Inc.	271,485	69,503
Morningstar, Inc.	753,942	182,326
Oportun Financial Corp.(1)(2)	1,782,554	14,742
Ryan Specialty Holdings, Inc. Class A(1)(2)(3)	10,175,150	398,764
ServisFirst Bancshares, Inc.	2,341,389	184,782
		1,138,733

Health Care—6.1%
Mesa Laboratories, Inc.	85,353	17,407
National Research Corp.(1)	2,409,518	92,236
U.S. Physical Therapy, Inc.(1)	1,185,000	129,402
		239,045

Industrials—8.9%
AAON, Inc.(1)	2,707,400	148,257
HEICO Corp. Class A	1,040,883	109,689
Omega Flex, Inc.(1)(3)	821,381	88,397
		346,343

Information Technology—21.0%
Aspen Technology, Inc.(2)	497,668	91,412
Avalara, Inc.(2)	1,126,000	79,495
Bill.com Holdings, Inc.(2)	1,682,005	184,920
Blackline, Inc.(2)	1,911,403	127,299
Duck Creek Technologies, Inc.(1)(2)	10,094,221	149,899
	Shares	Value

Information Technology—continued
nCino, Inc.(2)(3)	2,278,535	$ 70,452
NVE Corp.(1)	412,690	19,240
SPS Commerce, Inc.(2)	863,164	97,581
		820,298

Total Common Stocks (Identified Cost $2,866,436)		3,861,325

Total Long-Term Investments—98.8% (Identified Cost $2,866,436)		3,861,325

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(4)	66,676,842	66,677
Total Short-Term Investment (Identified Cost $66,677)		66,677

Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(4)(5)	89,335,744	89,336
Total Securities Lending Collateral (Identified Cost $89,336)		89,336

TOTAL INVESTMENTS—102.8% (Identified Cost $3,022,449)		$4,017,338
Other assets and liabilities, net—(2.8)%		(110,461)
NET ASSETS—100.0%		$3,906,877

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated Investment.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
United Kingdom	10
China	4
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,861,325	$3,861,325
Securities Lending Collateral	89,336	89,336
Money Market Mutual Fund	66,677	66,677
Total Investments	$4,017,338	$4,017,338
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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